Transactions and Balances with Related Parties (Details) - Related Party - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Accounts Receivable, after Allowance for Credit Loss	$ 345	$ 122
Revenues	$ 4,061	$ 3,586	$ 3,678